Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Real Estate Equity Fund-Class A
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Class A
Trading Symbol	CREAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 127	1.22%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in lodging and resort REITs, diversified REITs, shopping center and apartment REITs all contributed positively to returns relative to the Fund’s benchmark.
Allocations
| Overweight positioning within regional malls, data centers, health care, apartments and specialty REITs all contributed positively to performance relative to the benchmark. The Fund held an overall underweight position in diversified REITs which also contributed to performance relative to the benchmark.
Individual holdings
| Positions in Pebblebrook Hotel Trust, a lodging and resort REIT; JBG Smith Properties, a diversified REIT; Essential Properties Realty Trust, Inc., a free-standing REIT; AvalonBay Communities, Inc., an apartment REIT; and Gaming and Leisure Properties, Inc., a gaming REIT all contributed positively to performance relative to the Fund's benchmark during the year.
Top Performance Detractors
Stock selection
| Selections in health care REITs, regional mall REITs, office REITs and self-storage REITs detracted from performance relative to the Fund’s benchmark.
Allocations
| Overweight allocations to self-storage, lodging and resort and office REITs detracted from performance relative to the benchmark. An underweight allocation to shopping center REITs relative to the benchmark also detracted from performance relative to the benchmark.
Individual holdings
| Positions in Digital Realty Trust, Inc., a data center REIT; Ventas, Inc., a health care REIT; Invitation Homes, Inc., a single-family housing REIT; SL Green Realty Corp., an office REIT; and Extra Space Storage, Inc., a self-storage REIT all detracted from performance relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	7.21	4.79	5.59
Class A (including sales charges) (a)	1.08	3.56	4.97
FTSE Nareit Equity REITs Index	8.73	4.27	5.73
Russell 3000 ® Index (b)	23.81	13.86	12.55
(a)
The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell ® 3000 Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 168,506,762
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,286,738
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 168,506,762
Total number of portfolio holdings	70
Management services fees (represents 0.75% of Fund average net assets)	$ 1,286,738
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Equinix, Inc.	9.7%
Prologis, Inc.	7.1%
Welltower, Inc.	6.5%
Simon Property Group, Inc.	4.4%
Equity Residential	4.3%
Extra Space Storage, Inc.	4.2%
Invitation Homes, Inc.	3.8%
Public Storage	3.6%
Digital Realty Trust, Inc.	3.1%
Iron Mountain, Inc.	2.9%
Asset
Categories
Real
Estate
Sub
-
industry
Allocation

Largest Holdings [Text Block]
Top Holdings
Equinix, Inc.	9.7%
Prologis, Inc.	7.1%
Welltower, Inc.	6.5%
Simon Property Group, Inc.	4.4%
Equity Residential	4.3%
Extra Space Storage, Inc.	4.2%
Invitation Homes, Inc.	3.8%
Public Storage	3.6%
Digital Realty Trust, Inc.	3.1%
Iron Mountain, Inc.	2.9%

Columbia Real Estate Equity Fund-Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Institutional Class
Trading Symbol	CREEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in lodging and resort REITs, diversified REITs, shopping center and apartment REITs all contributed positively to returns relative to the Fund’s benchmark.
Allocations
| Overweight positioning within regional malls, data centers, health care, apartments and specialty REITs all contributed positively to performance relative to the benchmark. The Fund held an overall underweight position in diversified REITs which also contributed to performance relative to the benchmark.
Individual holdings
| Positions in Pebblebrook Hotel Trust, a lodging and resort REIT; JBG Smith Properties, a diversified REIT; Essential Properties Realty Trust, Inc., a free-standing REIT; AvalonBay Communities, Inc., an apartment REIT; and Gaming and Leisure Properties, Inc., a gaming REIT all contributed positively to performance relative to the Fund's benchmark during the year.
Top Performance Detractors
Stock selection
| Selections in health care REITs, regional mall REITs, office REITs and self-storage REITs detracted from performance relative to the Fund’s benchmark.
Allocations
| Overweight allocations to self-storage, lodging and resort and office REITs detracted from performance relative to the benchmark. An underweight allocation to shopping center REITs relative to the benchmark also detracted from performance relative to the benchmark.
Individual holdings
| Positions in Digital Realty Trust, Inc., a data center REIT; Ventas, Inc., a health care REIT; Invitation Homes, Inc., a single-family housing REIT; SL Green Realty Corp., an office REIT; and Extra Space Storage, Inc., a self-storage REIT all detracted from performance relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	7.44	5.05	5.85
FTSE Nareit Equity REITs Index	8.73	4.27	5.73
Russell 3000 ® Index (b)	23.81	13.86	12.55
(a)
The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell ® 3000 Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 168,506,762
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,286,738
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 168,506,762
Total number of portfolio holdings	70
Management services fees (represents 0.75% of Fund average net assets)	$ 1,286,738
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Equinix, Inc.	9.7%
Prologis, Inc.	7.1%
Welltower, Inc.	6.5%
Simon Property Group, Inc.	4.4%
Equity Residential	4.3%
Extra Space Storage, Inc.	4.2%
Invitation Homes, Inc.	3.8%
Public Storage	3.6%
Digital Realty Trust, Inc.	3.1%
Iron Mountain, Inc.	2.9%
Asset
Categories
Real
Estate
Sub-
industry
Allocation

Largest Holdings [Text Block]
Top Holdings
Equinix, Inc.	9.7%
Prologis, Inc.	7.1%
Welltower, Inc.	6.5%
Simon Property Group, Inc.	4.4%
Equity Residential	4.3%
Extra Space Storage, Inc.	4.2%
Invitation Homes, Inc.	3.8%
Public Storage	3.6%
Digital Realty Trust, Inc.	3.1%
Iron Mountain, Inc.	2.9%

Columbia Real Estate Equity Fund-Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Institutional 2 Class
Trading Symbol	CRRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in lodging and resort REITs, diversified REITs, shopping center and apartment REITs all contributed positively to returns relative to the Fund’s benchmark.
Allocations
| Overweight positioning within regional malls, data centers, health care, apartments and specialty REITs all contributed positively to performance relative to the benchmark. The Fund held an overall underweight position in diversified REITs which also contributed to performance relative to the benchmark.
Individual holdings
| Positions in Pebblebrook Hotel Trust, a lodging and resort REIT; JBG Smith Properties, a diversified REIT; Essential Properties Realty Trust, Inc., a free-standing REIT; AvalonBay Communities, Inc., an apartment REIT; and Gaming and Leisure Properties, Inc., a gaming REIT all contributed positively to performance relative to the Fund's benchmark during the year.
Top Performance Detractors
Stock selection
| Selections in health care REITs, regional mall REITs, office REITs and self-storage REITs detracted from performance relative to the Fund’s benchmark.
Allocations
| Overweight allocations to self-storage, lodging and resort and office REITs detracted from performance relative to the benchmark. An underweight allocation to shopping center REITs relative to the benchmark also detracted from performance relative to the benchmark.
Individual holdings
| Positions in Digital Realty Trust, Inc., a data center REIT; Ventas, Inc., a health care REIT; Invitation Homes, Inc., a single-family housing REIT; SL Green Realty Corp., an office REIT; and Extra Space Storage, Inc., a self-storage REIT all detracted from performance relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	7.56	5.17	5.98
FTSE Nareit Equity REITs Index	8.73	4.27	5.73
Russell 3000 ® Index (b)	23.81	13.86	12.55
(a)
The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell ® 3000 Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 168,506,762
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,286,738
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 168,506,762
Total number of portfolio holdings	70
Management services fees (represents 0.75% of Fund average net assets)	$ 1,286,738
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Equinix, Inc.	9.7%
Prologis, Inc.	7.1%
Welltower, Inc.	6.5%
Simon Property Group, Inc.	4.4%
Equity Residential	4.3%
Extra Space Storage, Inc.	4.2%
Invitation Homes, Inc.	3.8%
Public Storage	3.6%
Digital Realty Trust, Inc.	3.1%
Iron Mountain, Inc.	2.9%
Asset
Categories
Real Estate
Sub
-industry
Allocation

Largest Holdings [Text Block]
Top Holdings
Equinix, Inc.	9.7%
Prologis, Inc.	7.1%
Welltower, Inc.	6.5%
Simon Property Group, Inc.	4.4%
Equity Residential	4.3%
Extra Space Storage, Inc.	4.2%
Invitation Homes, Inc.	3.8%
Public Storage	3.6%
Digital Realty Trust, Inc.	3.1%
Iron Mountain, Inc.	2.9%

Columbia Real Estate Equity Fund-Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Institutional 3 Class
Trading Symbol	CREYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in lodging and resort REITs, diversified REITs, shopping center and apartment REITs all contributed positively to returns relative to the Fund’s benchmark.
Allocations
| Overweight positioning within regional malls, data centers, health care, apartments and specialty REITs all contributed positively to performance relative to the benchmark. The Fund held an overall underweight position in diversified REITs which also contributed to performance relative to the benchmark.
Individual holdings
| Positions in Pebblebrook Hotel Trust, a lodging and resort REIT; JBG Smith Properties, a diversified REIT; Essential Properties Realty Trust, Inc., a free-standing REIT; AvalonBay Communities, Inc., an apartment REIT; and Gaming and Leisure Properties, Inc., a gaming REIT all contributed positively to performance relative to the Fund's benchmark during the year.
Top Performance Detractors
Stock selection
| Selections in health care REITs, regional mall REITs, office REITs and self-storage REITs detracted from performance relative to the Fund’s benchmark.
Allocations
| Overweight allocations to self-storage, lodging and resort and office REITs detracted from performance relative to the benchmark. An underweight allocation to shopping center REITs relative to the benchmark also detracted from performance relative to the benchmark.
Individual holdings
| Positions in Digital Realty Trust, Inc., a data center REIT; Ventas, Inc., a health care REIT; Invitation Homes, Inc., a single-family housing REIT; SL Green Realty Corp., an office REIT; and Extra Space Storage, Inc., a self-storage REIT all detracted from performance relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a),(b)	7.69	5.24	6.00
FTSE Nareit Equity REITs Index	8.73	4.27	5.73
Russell 3000 ® Index (c)	23.81	13.86	12.55
(a)
The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

(c)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell ® 3000 Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information
Net Assets	$ 168,506,762
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,286,738
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 168,506,762
Total number of portfolio holdings	70
Management services fees (represents 0.75% of Fund average net assets)	$ 1,286,738
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Equinix, Inc.	9.7%
Prologis, Inc.	7.1%
Welltower, Inc.	6.5%
Simon Property Group, Inc.	4.4%
Equity Residential	4.3%
Extra Space Storage, Inc.	4.2%
Invitation Homes, Inc.	3.8%
Public Storage	3.6%
Digital Realty Trust, Inc.	3.1%
Iron Mountain, Inc.	2.9%
Asset
Categories
Real Estate
Sub
-industry
Allocation

Largest Holdings [Text Block]
Top Holdings
Equinix, Inc.	9.7%
Prologis, Inc.	7.1%
Welltower, Inc.	6.5%
Simon Property Group, Inc.	4.4%
Equity Residential	4.3%
Extra Space Storage, Inc.	4.2%
Invitation Homes, Inc.	3.8%
Public Storage	3.6%
Digital Realty Trust, Inc.	3.1%
Iron Mountain, Inc.	2.9%

Columbia Real Estate Equity Fund-Class S
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Class S
Trading Symbol	CREHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of October 2, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 23 (a)	0.97% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 23	[1]
Expense Ratio, Percent	0.97%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in lodging and resort REITs, diversified REITs, shopping center and apartment REITs all contributed positively to returns relative to the Fund’s benchmark.
Allocations
| Overweight positioning within regional malls, data centers, health care, apartments and specialty REITs all contributed positively to performance relative to the benchmark. The Fund held an overall underweight position in diversified REITs which also contributed to performance relative to the benchmark.
Individual holdings
| Positions in Pebblebrook Hotel Trust, a lodging and resort REIT; JBG Smith Properties, a diversified REIT; Essential Properties Realty Trust, Inc., a free-standing REIT; AvalonBay Communities, Inc., an apartment REIT; and Gaming and Leisure Properties, Inc., a gaming REIT all contributed positively to performance relative to the Fund's benchmark during the year.
Top Performance Detractors
Stock selection
| Selections in health care REITs, regional mall REITs, office REITs and self-storage REITs detracted from performance relative to the Fund’s benchmark.
Allocations
| Overweight allocations to self-storage, lodging and resort and office REITs detracted from performance relative to the benchmark. An underweight allocation to shopping center REITs relative to the benchmark also detracted from performance relative to the benchmark.
Individual holdings
| Positions in Digital Realty Trust, Inc., a data center REIT; Ventas, Inc., a health care REIT; Invitation Homes, Inc., a single-family housing REIT; SL Green Realty Corp., an office REIT; and Extra Space Storage, Inc., a self-storage REIT all detracted from performance relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a),(b)	7.54	5.07	5.86
FTSE Nareit Equity REITs Index	8.73	4.27	5.73
Russell 3000 ® Index (c)	23.81	13.86	12.55
(a)
The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

(c)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell ® 3000 Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 168,506,762
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,286,738
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 168,506,762
Total number of portfolio holdings	70
Management services fees (represents 0.75% of Fund average net assets)	$ 1,286,738
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Equinix, Inc.	9.7%
Prologis, Inc.	7.1%
Welltower, Inc.	6.5%
Simon Property Group, Inc.	4.4%
Equity Residential	4.3%
Extra Space Storage, Inc.	4.2%
Invitation Homes, Inc.	3.8%
Public Storage	3.6%
Digital Realty Trust, Inc.	3.1%
Iron Mountain, Inc.	2.9%
Asset
Categories
Real Estate
Sub
-
industry
Allocation

Largest Holdings [Text Block]
Top Holdings
Equinix, Inc.	9.7%
Prologis, Inc.	7.1%
Welltower, Inc.	6.5%
Simon Property Group, Inc.	4.4%
Equity Residential	4.3%
Extra Space Storage, Inc.	4.2%
Invitation Homes, Inc.	3.8%
Public Storage	3.6%
Digital Realty Trust, Inc.	3.1%
Iron Mountain, Inc.	2.9%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized